Revenue from Contracts with Customers and Relevant Contract Assets and Liabilities - Detail Analysis of Contract with Customer Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of revenue from contracts with customers [line items]
Deferred revenue	₩ 39,528		₩ 23,036
Revenue from contracts with customers [member]
Disclosure of revenue from contracts with customers [line items]
Contract assets	398,797	₩ 421,131
Contract liabilities	347,461	282,836
Deferred revenue	₩ 96,198	₩ 88,732